Other operating income	12 Months Ended
Dec. 31, 2024
Other Operating Income [Abstract]
Other operating income
19	Other operating income

	2024	2023	2022
	US $ in millions

Capital gain, net	43.9	10.9	42.7
Sundry	2.7	3.5	6.2
	46.6	14.4	48.9